Fair Value Measurements (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Measurements
Transfers of assets between levels of fair value hierarchy	$ 0	$ 0
Transfers of liabilities between levels of fair value hierarchy	0	0
Recurring | Level 1
Fair Value Measurements
Cash equivalents			2,745,000
Other current assets (marketable securities)	50,000	38,000
Total Assets	50,000	38,000	2,745,000
Recurring | Level 2
Fair Value Measurements
Other current assets (derivative agreements)			63,051,000
Other long-term assets (derivative agreements)	1,461,000	938,000	18,831,000
Total Assets	1,461,000	938,000	81,882,000
Other current liabilities (derivative agreements)	(35,781,000)	(67,747,000)
Total Liabilities	(67,741,000)	(68,819,000)
Recurring | Total
Fair Value Measurements
Cash equivalents			2,745,000
Other current assets (marketable securities)	50,000	38,000
Other current assets (derivative agreements)			63,051,000
Other long-term assets (derivative agreements)	1,461,000	938,000	18,831,000
Total Assets	1,511,000	976,000	84,627,000
Other current liabilities (derivative agreements)	(35,781,000)	(67,747,000)
Total Liabilities	$ (67,741,000)	$ (68,819,000)